Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE POOLED TRUST
Entity Central Index Key	0000875352
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Delaware Global Listed Real Assets Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Global Listed Real Assets Fund
Class Name	Class A
Trading Symbol	DPREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Global Listed Real Assets Fund (Fund) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 131	1.23%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management's discussion of

Fund performance
Performance highlights
Delaware Global Listed Real
Asset
s Fund (Class A) re
turne
d 13.49% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market indices, returned 32.79% and 33.40%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 7.68%.
Top contributors to performance:
Equities and credit-sensitive fixed income g
eneral
ly rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight
to re
al asset equities including infrastructure, natural resources, and real estate
Overweight to real asset credit
Underweight to inflation-linked fixed income
Top detractors from performance:
The Fund’s allocations to commodities and cash underperformed the Fund’s narrowly based index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Global Listed Real Assets Fund (Class A) – including sales charge	6.98%	3.43%	4.70%
Delaware Global Listed Real Assets Fund (Class A) – excluding sales charge	13.49%	4.67%	5.32%
MSCI ACWI Index (net)	32.79%	11.08%	9.06%
MSCI ACWI Index (gross)	33.40%	11.61%	9.62%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	7.68%	-0.11%	2.31%
S&P Global Infrastructure Index (net)	32.01%	5.38%	5.08%
FTSE EPRA Nareit Developed Index (net)	28.46%	-0.15%	2.86%
S&P Global Natural Resources Index (net)	7.61%	8.39%	4.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 27, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 117,448,584
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 682,489
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)
Fund net assets	$ 117,448,584
Total number of portfolio holdings	247
Total advisory fees paid	$ 682,489
Portfolio turnover rate	73%

Holdings [Text Block]
Fund
holdings
(as of October 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	62.62%
US Treasury Obligations	12.12%
Sovereign Bonds	8.73%
Corporate Bonds	8.62%
Short-Term Investments	2.88%
Exchange-Traded Fund	2.78%
Loan Agreements	1.14%
Non-Agency Commercial Mortgage-Backed Securities	0.67%
Closed-Ended Trust	0.49%
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Material Fund Change [Text Block]
Material Fund changes
Effective February 27, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective February 27, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
Delaware Global Listed Real Assets Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Global Listed Real Assets Fund
Class Name	Class C
Trading Symbol	DPRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Global Listed Real Assets Fund (Fund) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 210	1.98%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
Management's discussion of

Fund performance
Performance highlights
Delaware Global Listed Real Assets Fund (Class C) returned 12.57% (excluding sales charge) for the 12 months
ended
October 31, 2024.
During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market indices, returned 32.79% and 33.40%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 7.68%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities including infrastructure, natural resources, and real estate
Overweight to real asset credit
Underweight to inflation-linked fixed income
Top detractors from performance:
The Fund’s allocations to commodities and cash underperformed the Fund’s narrowly based index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Global Listed Real Assets Fund (Class C) – including sales charge	11.57%	3.88%	4.53%
Delaware Global Listed Real Assets Fund (Class C) – excluding sales charge	12.57%	3.88%	4.53%
MSCI ACWI Index (net)	32.79%	11.08%	9.06%
MSCI ACWI Index (gross)	33.40%	11.61%	9.62%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	7.68%	-0.11%	2.31%
S&P Global Infrastructure Index (net)	32.01%	5.38%	5.08%
FTSE EPRA Nareit Developed Index (net)	28.46%	-0.15%	2.86%
S&P Global Natural Resources Index (net)	7.61%	8.39%	4.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 27, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 117,448,584
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 682,489
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)
Fund net assets	$ 117,448,584
Total number of portfolio holdings	247
Total advisory fees paid	$ 682,489
Portfolio turnover rate	73%

Holdings [Text Block]
Fund
holdings
(as of October 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	62.62%
US Treasury Obligations	12.12%
Sovereign Bonds	8.73%
Corporate Bonds	8.62%
Short-Term Investments	2.88%
Exchange-Traded Fund	2.78%
Loan Agreements	1.14%
Non-Agency Commercial Mortgage-Backed Securities	0.67%
Closed-Ended Trust	0.49%
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Material Fund Change [Text Block]
Material Fund changes
Effective February 27, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective February 27, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
Delaware Global Listed Real Assets Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Global Listed Real Assets Fund
Class Name	Class R
Trading Symbol	DPRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Global Listed Real Assets Fund (Fund) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 158	1.48%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's discussion of

Fund performance
Performance highlights
Delaware Global Listed Real Assets Fund (Class R)
returned
13.12% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market indices, returned 32.79% and 33.40%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 7.68%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities including infrastructure, natural resources, and real estate
Overweight to real asset credit
Underweight to inflation-linked fixed income
Top detractors from performance:
The Fund’s allocations to commodities and cash underperformed the Fund’s narrowly based index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Global Listed Real Assets Fund (Class R) – including sales charge	13.12%	4.40%	5.05%
Delaware Global Listed Real Assets Fund (Class R) – excluding sales charge	13.12%	4.40%	5.05%
MSCI ACWI Index (net)	32.79%	11.08%	9.06%
MSCI ACWI Index (gross)	33.40%	11.61%	9.62%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	7.68%	-0.11%	2.31%
S&P Global Infrastructure Index (net)	32.01%	5.38%	5.08%
FTSE EPRA Nareit Developed Index (net)	28.46%	-0.15%	2.86%
S&P Global Natural Resources Index (net)	7.61%	8.39%	4.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 27, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 117,448,584
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 682,489
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)
Fund net assets	$ 117,448,584
Total number of portfolio holdings	247
Total advisory fees paid	$ 682,489
Portfolio turnover rate	73%

Holdings [Text Block]
Fund
holdings
(as of October 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	62.62%
US Treasury Obligations	12.12%
Sovereign Bonds	8.73%
Corporate Bonds	8.62%
Short-Term Investments	2.88%
Exchange-Traded Fund	2.78%
Loan Agreements	1.14%
Non-Agency Commercial Mortgage-Backed Securities	0.67%
Closed-Ended Trust	0.49%
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Material Fund Change [Text Block]
Material Fund changes
Effective February 27, 2024, the Fund introduced a revised fee waiver for Class R shares
of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective February 27, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
Delaware Global Listed Real Assets Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Delaware Global Listed Real Assets Fund
Class Name	Institutional Class
Trading Symbol	DPRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Global Listed Real Assets Fund (Fund) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's discussion of

Fund performance
Performance highlights
Delaware Global Listed Real Assets Fund (Institutional Class)
returned
13.74% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market indices, returned 32.79% and
33.40
%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 7.68%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities including infrastructure, natural resources, and real estate
Overweight to real asset credit
Underweight to inflation-linked fixed income
Top detractors from performance:
The Fund’s allocations to commodities and cash underperformed the Fund’s narrowly based index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Global Listed Real Assets Fund (Institutional Class) – including sales charge	13.74%	4.92%	5.59%
Delaware Global Listed Real Assets Fund (Institutional Class) – excluding sales charge	13.74%	4.92%	5.59%
MSCI ACWI Index (net)	32.79%	11.08%	9.06%
MSCI ACWI Index (gross)	33.40%	11.61%	9.62%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	7.68%	-0.11%	2.31%
S&P Global Infrastructure Index (net)	32.01%	5.38%	5.08%
FTSE EPRA Nareit Developed Index (net)	28.46%	-0.15%	2.86%
S&P Global Natural Resources Index (net)	7.61%	8.39%	4.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 27, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 117,448,584
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 682,489
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)
Fund net assets	$ 117,448,584
Total number of portfolio holdings	247
Total advisory fees paid	$ 682,489
Portfolio turnover rate	73%

Holdings [Text Block]
Fund
holdings
(as of October 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	62.62%
US Treasury Obligations	12.12%
Sovereign Bonds	8.73%
Corporate Bonds	8.62%
Short-Term Investments	2.88%
Exchange-Traded Fund	2.78%
Loan Agreements	1.14%
Non-Agency Commercial Mortgage-Backed Securities	0.67%
Closed-Ended Trust	0.49%
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Material Fund Change [Text Block]
Material Fund changes
Effective February 27, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective February 27, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.98% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
Delaware Global Listed Real Assets Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Global Listed Real Assets Fund
Class Name	Class R6
Trading Symbol	DPRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Global Listed Real Assets Fund (Fund) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of

Fund
performance
Performance highlights
Delaware Global Listed Real Assets Fund (Class R6) returned 13.82% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market indices, returned 32.79% and 33.40%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 7.68%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind artificial intelligence (AI) and US technology stocks helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities including infrastructure, natural resources, and real estate
Overweight to real asset credit
Underweight to inflation-linked fixed income
Top detractors from performance:
The Fund’s allocations to commodities and cash underperformed the Fund’s narrowly based index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	Since inception (8/31/16)
Delaware Global Listed Real Assets Fund (Class R6) – including sales charge	13.82%	5.03%	4.75%
Delaware Global Listed Real Assets Fund (Class R6) – excluding sales charge	13.82%	5.03%	4.75%
MSCI ACWI Index (net)	32.79%	11.08%	10.79%
MSCI ACWI Index (gross)	33.40%	11.61%	11.34%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	7.68%	-0.11%	1.22%
S&P Global Infrastructure Index (net)	32.01%	5.38%	6.27%
FTSE EPRA Nareit Developed Index (net)	28.46%	-0.15%	2.11%
S&P Global Natural Resources Index (net)	7.61%	8.39%	7.96%

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 27, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 117,448,584
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 682,489
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)
Fund net assets	$ 117,448,584
Total number of portfolio holdings	247
Total advisory fees paid	$ 682,489
Portfolio turnover rate	73%

Holdings [Text Block]
Fund
holdings
(as of October 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	62.62%
US Treasury Obligations	12.12%
Sovereign Bonds	8.73%
Corporate Bonds	8.62%
Short-Term Investments	2.88%
Exchange-Traded Fund	2.78%
Loan Agreements	1.14%
Non-Agency Commercial Mortgage-Backed Securities	0.67%
Closed-Ended Trust	0.49%
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	1.96%
Welltower	1.94%
Shell	1.22%
Cellnex Telecom	1.18%
CF Industries Holdings	1.07%
Anglo American	1.02%
Athens International Airport	1.01%
Xcel Energy	0.99%
Enbridge	0.96%
Atlas Arteria	0.96%

Material Fund Change [Text Block]
Material Fund changes
Effective February 27, 2024, the Fund introduced a revised fee waiver for Class R6 shares of
0.88
% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective February 27, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature